Schedule of Stockholders' Equity Note, Warrants or Rights (Details)	Jan. 31, 2014 USD ($)	Jan. 31, 2013 USD ($)	Jan. 31, 2012 USD ($)	Jan. 31, 2011 USD ($)	Jan. 31, 2014 Expiry Date October 26, 2015 [Member] USD ($)	Jan. 31, 2014 Expiry Date October 26, 2015 [Member] CAD	Jan. 31, 2014 Expiry DateJuly 2, 2018 [Member] USD ($)	Jan. 31, 2014 Expiry DateJuly 2, 2018 [Member] CAD
Class of Warrant or Right, Outstanding	18,962,535	16,329,206	17,229,206	18,760,501	10,804,706	10,804,706	8,157,829	8,157,829
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price	$ 0.74	$ 1.28	$ 1.28	$ 0.94	$ 1.02	1.14	$ 0.36	0.40